Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Sales	$ 83,113,259	$ 74,702,625	$ 67,006,655
Production service revenue	1,219,041	1,663,523	3,239,956
Cost of sales	(71,976,696)	(65,230,521)	(58,926,675)
Gross profit	12,355,604	11,135,627	11,319,936
Operating expenses:
Selling, general and administrative	7,338,320	6,452,173	6,684,410
Research and development	2,550,777	2,330,913	2,057,547
Foreign currency transaction (gains) loss	(644,118)
Total operating expenses	9,244,979	8,783,086	8,741,957
Operating income	3,110,625	2,352,541	2,577,979
Other income (expenses):
Interest income (expenses), net	(296,265)	(1,629,642)	(2,058,461)
Other income (expenses), net	701,751	1,398,173	1,948,527
Total other income (expenses), net	405,486	(231,469)	(109,934)
Income before income taxes	3,516,111	2,121,071	2,468,045
Income tax (provision) benefit	(220,854)	(173,017)	89,000
Net income	3,295,257	1,948,054	2,557,045
Net income attributable to non-controlling interests	37,535	23,852	25,570
Net income attributable to Huadi International Group Co., Ltd.	3,257,722	1,924,202	2,531,475
Net income	3,295,257	1,948,054	2,557,045
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,314,988)	(3,792,527)	1,452,328
Total comprehensive income (loss)	1,980,269	(1,844,473)	4,009,373
Comprehensive income attributable to non-controlling interests	24,385	(14,073)	40,093
Comprehensive income attributable to Huadi International Group Co., Ltd.	$ 1,955,884	$ (1,830,400)	$ 3,969,280
Basic and diluted earnings per share
Basic (in Dollars per share)	$ 0.23	$ 0.15	$ 0.21
Diluted (in Dollars per share)	$ 0.23	$ 0.15	$ 0.21
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,138,525	13,228,682	12,116,079
Diluted (in Shares)	14,138,525	13,228,682	12,116,079